Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net income	$ 1,036,716	$ 1,266,184
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized gains on investments	(818,705)	(710,632)
Expense (benefit) for deferred federal income taxes	(525,078)	114,209
Amortization of deferred acquisition costs	7,103,147	7,359,964
Acquisition costs deferred	(6,030,513)	(6,678,626)
Net adjustment for premium and discount on investments	(185,671)	(278,027)
Depreciation and other amortization	599,638	735,741
Change in value of convertible options	(102,342)
Changes in operating assets and liabilities:
Accrued investment income	41,128	513
Due premiums	270,918	150,872
Cash value of company-owned life insurance	(749,940)	(633,585)
Amounts recoverable from reinsurers	(421,699)	(241,905)
Benefit reserves	7,126,305	12,701,323
Policy claims	(237,018)	(851,368)
Liability for deposit-type contracts	(31,957)	148,833
Reserves for dividends and endowments and other	(3,246)	(17,116)
Other assets and other liabilities	(498,817)	199,497
NET CASH PROVIDED BY OPERATING ACTIVITIES	6,572,866	13,265,877
INVESTING ACTIVITIES
Purchases of available-for-sale securities	(33,893,271)	(47,681,113)
Sales of available-for-sale securities	8,115,128	18,366,907
Maturities of available-for-sale securities	29,085,575	28,079,553
Acquisitions of mortgage loans on real estate	(12,240,031)	(14,310,374)
Payments of mortgage loans on real estate	8,619,349	3,475,019
Payments of state-guaranteed receivables	769,540	725,540
Purchases of convertible options	(1,016,251)
Sales and exchanges of convertible options	168,415
Net reductions (additions) in other investments	853,979	(80,272)
Net additions to property and equipment	(259,089)	(157,822)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	203,344	(11,582,562)
FINANCING ACTIVITIES
Policyholder account deposits	4,486,920	4,932,397
Policyholder account withdrawals	(8,064,164)	(8,035,476)
Payments on notes payable	(3,877,673)	(3,614,374)
Proceeds from notes payable	2,802,545	3,091,008
Dividends paid	(236,035)	(225,717)
Repurchases of common stock, net	(139,007)	(103,577)
NET CASH USED IN FINANCING ACTIVITIES	(5,027,414)	(3,955,739)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,748,796	(2,272,424)
Cash and cash equivalents at beginning of year	1,870,867	4,143,291
CASH AND CASH EQUIVALENTS AT END OF YEAR	3,619,663	1,870,867
SUPPLEMENTAL INFORMATION
Cash paid during year for federal income taxes	$ 213,671	$ 181,385